Finance income and costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance costs
Interest expense on bank borrowings	¥ (579)	¥ (7,844)	¥ (8,897)
Interest expense on other borrowings	(12,375)	(6,542)	(3,599)
Interest expense on lease liabilities	(8,681)	(12,844)	(16,693)
Finance costs	(21,635)	(27,230)	(29,189)
Finance income
Interest income on short-term bank deposits	155	113	1,185
Finance costs-net	¥ (21,480)	¥ (27,117)	¥ (28,004)